MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
The following table sets forth the Company’s marketable securities:

	June 30,	December 31,
	2016	2015

Israeli mutual funds	$954	$1,977
Certificates of deposit	28,126	35,627
Municipal and agency bonds	13,677	19,143
Total	$42,757	$56,747

Schedule of the fair value, cost and gross unrealized holding gains of the securities owned
As at June 30, 2016 and December 31, 2015 the fair value, cost and gross unrealized holding gains of the securities owned by the Company were as follows:

	June 30, 2016
	Fair value	Cost or Amortized cost	Gross unrealized holding losses	Gross unrealized holding gains
Israeli mutual funds	$954	$952	-	$2
Certificates of deposit	28,126	28,096	4	34
Municipal and agency bonds	13,677	13,671	2	8
Total	$42,757	$42,719	$6	$44

	December 31, 2015
	Fair value	Cost or Amortized cost	Gross unrealized holding losses	Gross unrealized holding gains
Israeli mutual funds	$1,977	$1,978	$3	$2
Certificates of deposit	35,627	35,703	79	3
Municipal and agency bonds	19,143	19,191	49	1
Total	$56,747	$56,872	$131	$6

Schedule of maturity dates of debt securities
As of June 30, 2016, and December 31, 2015 the Company’s debt securities had the following maturity dates:

	Market value
	June 30, 2016	December 31, 2015
Due within one year	$27,203	$22,485
1 to 2 years	12,288	27,046
2 to 3 years	2,312	5,239
Total	$41,803	$54,770